Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Finished goods	$ 7.7	$ 12.4
Work-in-process	8.2	17.9
Raw materials	13.1	12.9
Inventories	$ 29.0	$ 43.2